Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Calculation
The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2019	2020	2021
Numerator
Net income/(loss)	2,093,124	11,984,485	(35,123,208)
Less: Undistributed earnings allocated to non-vested shares	(8,922)	—	—

Net income/(loss) attributable to common shareholders, basic	2,084,202	11,984,485	(35,123,208)

Denominator
Weighted average number of shares outstanding, basic and diluted	39,800,434	38,357,893	37,858,437

Earnings/( Loss) per share, basic and diluted	0.05	0.31	(0.93)